DEPOSITS	12 Months Ended
Dec. 31, 2017
DEPOSITS [Abstract]
DEPOSITS
NOTE I - DEPOSITS

The aggregate amount of time deposits in denominations of $250,000 or more at December 31, 2017 and 2016 was $39.2 million and $36.6 million, respectively. Interest expense on such deposits amounted to $443,000 and $567,000 in 2017 and 2016, respectively. At December 31, 2017, the scheduled maturities of certificates of deposit are as follows:

In thousands	Less than $250,000	$250,000 or more	Total
2018	$56,384	20,466	76,850
2019	23,476	8,903	32,379
2020	18,622	6,989	25,611
2021	9,254	1,249	10,503
2022	7,040	1,609	8,649
Total	$114,776	39,216	153,992

The Bank periodically uses brokered deposits consistent with asset and liability management policies. At December 31, 2017 and 2016 the Bank had $27,368,000 and $29,485,000, respectively, in brokered deposits. The Bank reclassifies overdrafts on deposit accounts to loan balances. For the years ended December 31, 2017 and 2016, the reclassified amounts were $53,000 and $45,000 respectively.